Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Expenses by Nature
The following table provides the additional disclosure required on the nature of expenses and their relationship to the function within the Group:

Expenses by nature for the year ended December 31, 2021:

	Cost of production of manufactured products (Note 5)						General and Administrative Expenses	Selling Expenses	Total
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	3,651	6,841	9,268	—	27,072	46,832	30,727	7,221	84,780
Raw materials and consumables	578	373	24,755	—	13,036	38,742	—	—	38,742
Depreciation and amortization	3,930	2,692	3,590	—	108,709	118,921	14,280	1,304	134,505
Depreciation of right of use assets	—	102	602	—	5,700	6,404	7,173	49	13,626
Fuel, lubricants and others	336	89	1,730	—	24,747	26,902	854	279	28,035
Maintenance and repairs	1,341	1,851	1,779	—	16,797	21,768	1,956	800	24,524
Freights	644	8,154	2,377	—	607	11,782	—	38,970	50,752
Export taxes / selling taxes	—	—	—	—	—	—	—	43,509	43,509
Export expenses	—	—	—	—	—	—	—	11,745	11,745
Contractors and services	2,587	235	260	—	6,758	9,840	—	—	9,840
Energy transmission	—	—	—	—	—	—	—	2,347	2,347
Energy power	1,276	1,501	2,544	—	839	6,160	335	85	6,580
Professional fees	78	84	140	—	692	994	7,600	815	9,409
Other taxes	23	92	118	—	3,049	3,282	582	62	3,926
Contingencies	—	—	—	—	—	—	855	—	855
Lease expense and similar arrangements	162	319	257	—	—	738	1,863	251	2,852
Third parties raw materials	2,804	2,852	62,737	—	15,240	83,633	—	—	83,633
Tax recoveries	—	—	—	—	(1,546)	(1,546)	—	—	(1,546)
Others	962	5,273	2,166	—	2,636	11,037	3,569	10,225	24,831
Subtotal	18,372	30,458	112,323	—	224,336	385,489	69,794	117,662	572,945
Own agricultural produce consumed	41,218	93,846	45,760	—	191,072	371,896	—	—	371,896
Total	59,590	124,304	158,083	—	415,408	757,385	69,794	117,662	944,841

Expenses by nature for the year ended December 31, 2020:

	Cost of production of manufactured products (Note 5)						General and Administrative Expenses	Selling Expenses	Total
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	2,348	4,466	7,452	—	26,341	40,607	25,519	5,206	71,332
Raw materials and consumables	448	3,072	14,486	—	8,743	26,749	—	—	26,749
Depreciation and amortization	2,929	2,016	2,812	—	93,211	100,968	12,490	985	114,443
Depreciation of right of use assets	—	19	461	—	6,208	6,688	3,557	24	10,269
Fuel, lubricants and others	131	68	2,030	—	16,543	18,772	428	187	19,387
Maintenance and repairs	639	1,492	1,141	—	12,581	15,853	954	476	17,283
Freights	172	4,617	1,708	—	649	7,146	—	33,111	40,257
Export taxes / selling taxes	—	—	—	—	—	—	—	35,966	35,966
Export expenses	—	—	—	—	—	—	—	8,801	8,801
Contractors and services	1,358	116	54	—	5,086	6,614	—	—	6,614
Energy transmission	—	—	—	—	—	—	—	2,231	2,231
Energy power	803	1,015	1,879	—	764	4,461	137	114	4,712
Professional fees	32	35	103	—	447	617	6,261	1,060	7,938
Other taxes	20	76	97	—	2,312	2,505	376	21	2,902
Contingencies	—	—	—	—	—	—	703	—	703
Lease expense and similar arrangements	111	182	137	—	—	430	283	226	939
Third parties raw materials	3,257	6,578	42,051	—	13,547	65,433	—	—	65,433
Tax recoveries	—	—	—	—	(1,087)	(1,087)	—	—	(1,087)
Others	524	1,219	1,975	—	1,613	5,331	2,720	6,650	14,701
Subtotal	12,772	24,971	76,386	—	186,958	301,087	53,428	95,058	449,573
Own agricultural produce consumed	31,302	54,536	26,547	—	98,669	211,054	—	—	211,054
Total	44,074	79,507	102,933	—	285,627	512,141	53,428	95,058	660,627

Expenses by nature for the year ended December 31, 2019:

	Cost of production of manufactured products (Note 5)
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total	General and Administrative Expenses	Selling Expenses	Total
Salaries, social security expenses and employee benefits	1,880	4,738	4,412	—	39,768	50,798	27,492	6,211	84,501
Raw materials and consumables	314	6,527	10,151	—	15,683	32,675	—	—	32,675
Depreciation and amortization	2,581	1,897	2,140	—	122,025	128,643	11,212	868	140,723
Depreciation right-of-use and other leases	—	116	344	—	6,794	7,254	2,007	5	9,266
Fertilizers, agrochemicals and seeds	—	—	—	—	—	—	—	—	—
Fuel, lubricants and others	228	83	1,381	—	25,430	27,122	593	225	27,940
Maintenance and repairs	290	1,120	985	—	19,694	22,089	1,755	534	24,378
Freights	146	2,405	1,959	—	784	5,294	—	23,130	28,424
Export taxes / selling taxes	—	—	—	—	—	—	—	52,312	52,312
Export expenses	—	—	—	—	—	—	—	5,552	5,552
Contractors and services	1,051	138	40	—	9,381	10,610	—	—	10,610
Energy transmission	—	—	—	—	—	—	88	3,057	3,145
Feeeding expenses	—	—	—	—	—	—	—	—	—
Veterinary expenses	—	—	—	—	—	—	—	—	—
Energy power	725	1,298	1,659	—	1,181	4,863	145	145	5,153
Professional fees	20	65	127	—	175	387	8,065	1,047	9,499
Other taxes	1	74	81	—	1,241	1,397	1,089	28	2,514
Contingencies	—	—	—	—	—	—	459	—	459
Lease expense and similar arrangements	83	171	78	—	—	332	831	125	1,288
Third parties raw materials	7,136	5,629	18,131	—	11,243	42,139	—	—	42,139
Tax recoveries	—	—	—	—	(396)	(396)	—	—	(396)
Others	431	695	681	—	2,324	4,131	3,466	13,733	21,330
Subtotal	14,886	24,956	42,169	—	255,327	337,338	57,202	106,972	501,512
Own agricultural produce consumed	19,066	41,430	26,682	—	99,637	186,815	—	—	186,815
Total	33,952	66,386	68,851	—	354,964	524,153	57,202	106,972	688,327